Convertible Instruments - Activity Related to Notes (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2015	May. 31, 2015	May. 31, 2014
Debt Instrument [Line Items]
Face amount of Notes		$ 4,271,250	$ 7,221,250
Unamortized discount		(6,529)	(1,932,566)
Payments upon maturity			(500,000)
Conversions	$ (35,627)	(4,221,250)	(2,450,000)
Total carrying value of Notes		43,471	2,338,684
Short-term portion of Notes		43,471
Long-term portion of Notes			$ 2,338,684
Short-Term Convertible Notes
Debt Instrument [Line Items]
Face amount of Notes	3,981,050	3,981,050
Unamortized discount		(2,390,063)
Payments upon maturity	(762,250)
Conversions	(525,000)
Total carrying value of Notes		1,590,987
Short-Term Convertible Notes | Tender Offer
Debt Instrument [Line Items]
Conversions	(2,693,800)
2013 Convertible Notes
Debt Instrument [Line Items]
Face amount of Notes	50,000	4,271,250
Unamortized discount		(6,529)
Conversions	$ (50,000)	(4,221,250)
Total carrying value of Notes		$ 43,471